TRADE ACCOUNTS RECEIVABLE - Accounts receivable by aging (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
TRADE ACCOUNTS RECEIVABLE
Trade account receivable - net	R$ 2,798,420	R$ 3,576,699
Allowance for doubtful accounts
TRADE ACCOUNTS RECEIVABLE
Trade account receivable - net	(131,639)	(199,306)
Current | Gross
TRADE ACCOUNTS RECEIVABLE
Trade account receivable - net	2,234,723	2,917,073
Past due: Up to 30 days | Gross
TRADE ACCOUNTS RECEIVABLE
Trade account receivable - net	467,901	506,780
Past due: From 31 to 60 days | Gross
TRADE ACCOUNTS RECEIVABLE
Trade account receivable - net	96,852	128,715
Past due: From 61 to 90 days | Gross
TRADE ACCOUNTS RECEIVABLE
Trade account receivable - net	17,636	37,559
Past due: From 91 to 180 days | Gross
TRADE ACCOUNTS RECEIVABLE
Trade account receivable - net	27,841	53,460
Past due: From 181 to 360 days | Gross
TRADE ACCOUNTS RECEIVABLE
Trade account receivable - net	22,985	66,444
Past due: Above 360 days | Gross
TRADE ACCOUNTS RECEIVABLE
Trade account receivable - net	R$ 62,121	R$ 65,974